Unaudited Quarterly Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unaudited Quarterly Information [Abstract]
Revenues	$ 3,466.9	$ 3,191.8	$ 3,240.1	$ 3,191.5	$ 3,259.3	$ 3,085.7	$ 3,108.1	$ 3,056.8	$ 13,090.3	$ 12,509.9	$ 11,558.8
Gross Profit	1,481.7	1,347.9	1,363.2	1,336.3	1,386.1	1,298.4	1,321.3	1,289.7
Income from Continuing Operations	343.0	317.7	277.6	340.8	385.8	299.4	292.4	280.8	1,279.1	1,258.4	1,023.4
Net income	342.1	317.6	277.4	336.2	376.4	290.4	233.8	277.3	1,273.3	1,177.9	1,329.9
Earnings per Share from Continuing Operations [Abstract]
Basic (in dollars per share)	$ 0.95	$ 0.88	$ 0.77	$ 0.95	$ 1.08	$ 0.83	$ 0.8	$ 0.76	$ 3.55	$ 3.46	$ 2.69
Diluted (in dollars per share)	$ 0.92	$ 0.86	$ 0.76	$ 0.94	$ 1.07	$ 0.82	$ 0.79	$ 0.76	$ 3.5	$ 3.43	$ 2.66
Earnings per Share
Basic (in dollars per share)	$ 0.95	$ 0.88	$ 0.77	$ 0.94	$ 1.05	$ 0.8	$ 0.64	$ 0.76	$ 3.53	$ 3.24	$ 3.49
Diluted (in dollars per share)	$ 0.92	$ 0.86	$ 0.76	$ 0.93	$ 1.04	$ 0.79	$ 0.63	$ 0.75	$ 3.48	$ 3.21	$ 3.46
Cash Dividend Declared per Common Share (in dollars per share)	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.13	$ 0.13	$ 0.13	$ 0.6	$ 0.54	$ 0
Total Restructuring and Other Costs (Income), Net	50.3	36.3	57.2	36.0	42.9	37.3	38.9	31.1	179.8	150.2	230.6
Income (Loss) from Discontinued Operations, Net of Tax	$ (0.9)	$ (0.1)	$ (0.2)	$ (4.6)	$ (9.4)	$ (9.0)	$ (58.6)	$ (3.5)